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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
                 -------------------------------
   Address:      60 State Street
                 -------------------------------
                 Boston, MA 02109
                 -------------------------------

Form 13F File Number: 028-03747
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-526-5873
         -------------------------------

Signature, Place, and Date of Signing:

      /s/  Kimberly R. Clouse       Boston, Massachusetts  November 14, 2006
   -------------------------------  ---------------------  -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $26,949 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-06723                  Capital Formation Group Inc.



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                      HALE AND DORR CAPITAL MANAGEMENT LLC
                           FORM 13F INFORMATION TABLE
                           QUARTER ENDED JUNE 30, 2003

                COLUMN 1           COLUMN 2        COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
             --------------     --------------     -------- --------   ------------------- ----------  -------- -------------------
                                                              VALUE    SHARES/   SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
             NAME OF ISSUER     TITLE OF CLASS      CUSIP    (X1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS SOLE  SHARED   NONE
             --------------     --------------     -------- --------   ------    ---  ---- ----------  -------- ----  ------   ----
AFFILIATED COMPUTER SERVICES A     Class A      008190100       830     18,150   SH         Sole               4,450    0    13,700
AIR PRODUCTS & CHEMICALS INC         COM        009158106       580     13,950   SH         Sole              13,950    0
ANADARKO PETE CORP                   COM        032511107       279      6,270   SH         Sole               6,270    0
ARIAD PHARMACEUTICALS INC            COM        04033A100       333     75,000   SH         Sole              75,000    0
ARTHUR J. GALLAGHER & COMPANY        COM        363576109     1,323     48,625   SH         Sole              17,825    0    30,800
ARTHUR J. GALLAGHER & COMPANY        COM        363576109        45      1,670   SH         Other         1             0     1,670
AVON PRODUCTS INC                    COM        054303102       211      3,400   SH         Sole               3,400    0
BAUSCH & LOMB INC                    COM        071707103       454     12,108   SH         Sole              12,108    0
BERKSHIRE HATHAWAY INC CL A        Class A      084670108     5,872         81   SH         Sole                  81    0
CABOT CORP                           COM        127055101     1,056     36,800   SH         Sole              36,800    0
CARNIVAL CORP                        COM        143658300       362     11,132   SH         Sole              11,132    0
CATERPILLAR INC                      COM        149123101       324      5,830   SH         Sole               5,830    0
CHUBB CORP                           COM        171232101     1,731     28,844   SH         Sole              28,844    0
D R HORTON INC                       COM        23331A109       783     27,847   SH         Sole              27,097    0       750
D R HORTON INC                       COM        23331A109         4        145   SH         Other         1             0       145
DIAMONDS TRUST SERIES I           Unit Ser 1    252787106       203      2,260   SH         Sole               2,260    0
DOLLAR TREE STORES                   COM        256747106       282      8,870   SH         Sole               8,870    0
EATON CORP                           COM        278058102       212      2,702   SH         Sole               2,702    0
EW SCRIPPS COMPANY CL A              COM        811054204       311      3,500   SH         Sole               3,500    0
FIRSTENERGY CORP                     COM        337932107       424     11,040   SH         Sole              10,740    0       300
FIRSTMERIT CORP                      COM        337915102       319     13,948   SH         Sole              13,948    0
FLEETBOSTON FINANCIAL CORP           COM        339030108       670     22,565   SH         Sole              22,565    0
FOCUS ENHANCEMENTS INC               COM        344159108        57     45,000   SH         Sole              45,000    0
GENUINE PARTS COMPANY                COM        372460105       340     10,628   SH         Sole              10,628    0
GLATFELTER                           COM        377316104       177     12,000   SH         Sole              12,000    0
HARTFORD FINANCIAL SERVICES GR       COM        416515104       652     12,946   SH         Sole              12,946    0
INGERSOLL-RAND COMP CLASS A        Class A      G4776G101       369      7,800   SH         Sole               7,800    0
JOHNSON CONTROLS INC                 COM        478366107       344      4,020   SH         Sole               4,020    0


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
                COLUMN 1           COLUMN 2        COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
             --------------     --------------     -------- --------   ------------------- ----------  -------- -------------------
                                                              VALUE    SHARES/   SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
             NAME OF ISSUER     TITLE OF CLASS      CUSIP    (X1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS SOLE  SHARED   NONE
             --------------     --------------     -------- --------   ------    ---  ---- ----------  -------- ----  ------   ----
LIBERTY MEDIA CORP CL A           COM Ser A     530718105       120     10,368   SH         Sole              10,368    0
LINCOLN NATIONAL CORP                COM        534187109       300      8,406   SH         Sole               8,406    0
LOWES COS INC                        COM        548661107       645     15,015   SH         Sole              10,015    0     5,000
MAY DEPT STORES COMPANY              COM        577778103       349     15,700   SH         Sole              15,700    0
MORGAN STANLEY                       COM        617446448       420      9,829   SH         Sole               9,829    0
MOTOROLA INC                         COM        620076109       517     54,874   SH         Sole              54,874    0
NATIONAL CITY CORP                   COM        635405103       221      6,770   SH         Sole               6,770    0
NORFOLK SOUTHERN CORP                COM        655844108       450     23,415   SH         Sole              23,415    0
ORACLE CORP                          COM        68389X105       137     11,414   SH         Sole              11,414    0
PPG INDUSTRIES INC                   COM        693506107       462      9,100   SH         Sole               9,100    0
PROGRESS ENERGY INC                  COM        743263105       227      5,167   SH         Sole               5,167    0
SCANA CORP                           COM        80589M102       619     18,068   SH         Sole              18,068    0
SHERWIN WILLIAMS COMPANY             COM        824348106       758     28,200   SH         Sole              28,200    0
SPDR TRUST SER 1                  Unit Ser 1    78462f103       222      2,276   SH         Sole               2,276    0
ST PAUL TRAVELERS COMPANIES IN       COM        792860108       526     14,400   SH         Sole              14,400    0
TARGET CORP                          COM        87612E106       466     12,322   SH         Sole              12,322    0
UNION PACIFIC CORP                   COM        907818108     1,126     19,411   SH         Sole              19,411    0
UNITED PARCEL SERVICE CL B         Class B      911312106       242      3,800   SH         Sole               3,800    0
VODAFONE GROUP PLC-SPONS ADR         COM        92857w209       228     11,590   SH         Sole              11,590    0
ZIMMER HOLDINGS INC                  COM        98956P102       367      8,148   SH         Sole               8,148    0

                                                             26,949